MINERAL PROPERTY INTERESTS (Schedule of Mineral Property Acquisition Costs) (Details) - USD ($)		3 Months Ended	12 Months Ended
		Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	[1]		$ 69,745,800	$ 58,696,480
Capitalized exploration expenditures
Ending Balance		$ 69,745,800 [1]	75,535,422	69,745,800	[1]
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance			69,745,800	58,696,480
Capitalized exploration expenditures
Reporting and assessment			534,012	448,680
Drilling and assaying			269,255	4,858,455
Project management and support			3,680,096	3,822,722
Camp service			388,251	530,536
Camp construction			268,437	24,135
Permitting			73,980	116,492
Acquisition of Silverstrike Project				1,350,000
Acquisition of mineral concessions				216,147
Other				20,000
Impairment recovery				8,724,915
Disposal upon spin-out distribution			(312,593)
Reclassified to assets held for distribution				(8,673,320)
Foreign currency impact			888,184	(389,442)
Ending Balance		69,745,800	75,535,422	69,745,800
Silver Sand Project [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance			65,300,994	55,995,583
Capitalized exploration expenditures
Reporting and assessment			482,355	447,953
Drilling and assaying			78,201	4,856,789
Project management and support			2,505,338	3,386,249
Camp service			225,016	492,674
Camp construction			53,199	24,135
Permitting			12,995	38,250
Acquisition of Silverstrike Project
Acquisition of mineral concessions				216,147
Other				20,000
Impairment recovery
Disposal upon spin-out distribution
Reclassified to assets held for distribution
Foreign currency impact			587,402	(176,786)
Ending Balance		65,300,994	69,245,500	65,300,994
Silverstrike Project [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance			1,821,190
Capitalized exploration expenditures
Reporting and assessment			4,119	727
Drilling and assaying			169,102	1,666
Project management and support			996,005	436,473
Camp service			113,666	37,862
Camp construction
Permitting			11,015
Acquisition of Silverstrike Project				1,350,000
Acquisition of mineral concessions
Other
Impairment recovery
Disposal upon spin-out distribution
Reclassified to assets held for distribution
Foreign currency impact			48,207	(5,538)
Ending Balance		1,821,190	3,163,304	1,821,190
Carangas Project [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance
Capitalized exploration expenditures
Reporting and assessment
Drilling and assaying			21,952
Project management and support			178,753
Camp service			49,569
Camp construction
Permitting			153
Acquisition of Silverstrike Project
Acquisition of mineral concessions
Other
Impairment recovery
Disposal upon spin-out distribution
Reclassified to assets held for distribution
Foreign currency impact			4,823
Ending Balance			255,250
Tagish Lake [Member]
Capitalized exploration expenditures
Impairment recovery		8,724,915
Tagish Lake [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance
Capitalized exploration expenditures
Reporting and assessment			47,538
Drilling and assaying
Project management and support
Camp service
Camp construction			215,238
Permitting			49,817	78,242
Acquisition of Silverstrike Project
Acquisition of mineral concessions
Other
Impairment recovery				8,724,915
Disposal upon spin-out distribution			(312,593)
Reclassified to assets held for distribution				(8,673,320)
Foreign currency impact				(129,837)
Ending Balance
RZY Project [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance			2,623,616	2,700,897
Capitalized exploration expenditures
Reporting and assessment
Drilling and assaying
Project management and support
Camp service
Camp construction
Permitting
Acquisition of Silverstrike Project
Acquisition of mineral concessions
Other
Impairment recovery
Reclassified to assets held for distribution
Foreign currency impact			247,752	(77,281)
Ending Balance		$ 2,623,616	$ 2,871,368	$ 2,623,616

[1]	Restated for change in presentation currency (note 2(c))